Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income	$ 3,295,257	$ 1,948,054	$ 2,557,045
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	657,107	792,888	735,333
Amortization	58,778	32,087	32,349
Stock-based compensation	59,600
Bad debt expense (recovery)	430,708	(564,283)	(153,676)
Deferred tax benefits (expenses)	(64,606)	173,017	(89,000)
Loss (gain) on disposal of fixed assets	(2,557)		1,767
Foreign currency transaction (gain) loss	(644,118)
Changes in operating assets and liabilities:
Accounts receivable	(3,840,784)	4,080,722	(8,823,928)
Notes receivable	(6,501,994)	1,018,351	(1,987,871)
Inventories	(2,545,634)	(4,653,336)	(756,588)
Advances to suppliers	1,103,735	85,084	(2,727,661)
Advances to suppliers – related party		5,457,504	78,283
Other receivables	380,277	(132,062)	2,006,975
Other noncurrent assets	(261,810)
Accounts payable	3,984,378	1,960,756	(238,638)
Accrued expenses and other current liabilities	226,934	91,961	372,155
Notes payable	1,135,639	(1,678,680)	707,021
Advances from customers	(912,997)	188,878	3,040,106
Tax payable	836,701	(589,163)	(402,478)
Net cash (used in) provided by operating activities	(2,447,726)	8,027,856	(5,648,806)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(157,571)	(206,175)	(917,539)
Purchases of land-use-right	(3,440,489)
Proceeds from disposition of property, plant and equipment	4,015		20,285
Net cash (used in) provided by investing activities	(3,594,045)	(206,175)	(897,254)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	5,588,190	21,719,160	35,820,322
Repayments on short-term borrowings	(12,982,576)	(41,712,446)	(35,265,552)
Proceeds from long-term borrowings	5,639,913	10,095,831
Repayments on long-term borrowings	(9,389,931)
Proceeds from stock offering, net of offering costs	23,010,000		21,680,341
Advances from related parties	6,858,500	305,226	6,223,875
Repayments to related parties	(7,142,055)	(152,628)	(7,182,813)
Net cash provided by (used in) financing activities	11,582,041	(9,744,857)	21,276,173
Effect of exchange rate changes on cash and cash equivalents and restricted cash	878,178	(188,294)	219,398
Net (decrease) increase in cash and cash equivalents and restricted cash	6,418,448	(2,111,470)	14,949,511
Cash and cash equivalents and restricted cash at the beginning of year	14,543,245	16,654,715	1,705,204
Cash and cash equivalents and restricted cash at the end of year	20,961,693	14,543,245	16,654,715
Supplemental disclosures of cash flows information:
Cash paid for income taxes	25,773	64,016	480,495
Cash paid for interest	$ 442,748	$ 1,151,567	$ 1,550,082